UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   03/31

Date of reporting period:  6/30/16

Item 1. Schedule of Investments.

FRANKLIN LIMITED DURATION INCOME TRUST

Statement of Investments, June 30, 2016 (unaudited)
	Country	Shares	Value

Common Stocks (Cost $167,184) 0.0%†
Transportation 0.0%†
[a,b] CEVA Holdings LLC	United Kingdom	112	$39,249

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,b] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	3,150
[a,b] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	243	84,962
Total Convertible Preferred Stocks (Cost $369,948)			88,112

		Principal
		Amount*

Corporate Bonds 51.2%
Automobiles & Components 0.9%
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	2,000,000	2,025,000
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	700,000	714,875
senior note, 5.125%, 11/15/23	United States	300,000	311,250
			3,051,125
Banks 2.8%
[c] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,509,375
CIT Group Inc.,
4.25%, 8/15/17	United States	1,500,000	1,531,500
senior note, 5.00%, 5/15/17	United States	500,000	508,750
[d] senior note, 144A, 6.625%, 4/01/18	United States	500,000	530,000
[c] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual .	United States	1,300,000	1,294,995
[c] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual.	United States	1,500,000	1,535,625
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	500,000	478,750
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22.	United Kingdom	1,000,000	1,049,455
			9,438,450
Capital Goods 0.5%
[d] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25.	Canada	300,000	261,000
[d] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	417,000
TransDigm Inc.,
senior sub. bond, 6.50%, 5/15/25	United States	500,000	503,125
senior sub. note, 6.00%, 7/15/22	United States	500,000	505,090
			1,686,215
Commercial & Professional Services 0.5%
[d] Acosta Inc., senior note, 144A, 7.75%, 10/01/22.	United States	1,200,000	1,059,000
United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	600,000	598,500
			1,657,500
Consumer Durables & Apparel 1.5%
[d] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,100,000	1,108,250
KB Home,
senior note, 4.75%, 5/15/19	United States	1,100,000	1,108,250
senior note, 7.00%, 12/15/21	United States	1,100,000	1,111,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Durables & Apparel (continued)
[d] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.25%, 4/15/21	United States	800,000	$802,000
senior note, 144A, 5.875%, 4/15/23	United States	1,000,000	1,010,000
			5,139,500
Consumer Services 2.9%
[d] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,200,000	1,247,628
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	600,000	610,500
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	762,500
[d] International Game Technology PLC, senior note, 144A, 5.625%, 2/15/20	United States	2,000,000	2,117,500
[d] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America, senior note,
144A, 5.00%, 6/01/24	United States	1,400,000	1,438,500
[d] Landry’s Inc., senior note, 144A, 9.375%, 5/01/20	United States	1,000,000	1,051,250
MGM Resorts International, senior note, 8.625%, 2/01/19	United States	1,000,000	1,128,000
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	900,000	874,125
[d] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	800,000	774,000
			10,004,003
Diversified Financials 3.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.25%, 7/01/20	Netherlands	1,300,000	1,331,720
senior note, 4.625%, 10/30/20	Netherlands	600,000	621,303
senior note, 5.00%, 10/01/21	Netherlands	600,000	627,735
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	1,500,000	1,575,000
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	1,000,000	881,150
E*TRADE Financial Corp.,
senior note, 5.375%, 11/15/22	United States	400,000	424,000
senior note, 4.625%, 9/15/23	United States	500,000	508,750
[d] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	1,000,000	1,038,750
Navient Corp.,
senior note, 8.45%, 6/15/18	United States	1,000,000	1,085,000
senior note, 5.50%, 1/15/19	United States	1,100,000	1,109,075
senior note, 5.00%, 10/26/20	United States	300,000	282,000
senior note, 5.875%, 3/25/21	United States	200,000	189,624
[d] OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	800,000	770,000
			10,444,107
Energy 7.1%
[e] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	1,500,000	322,500
California Resources Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	824,000	586,070
senior note, 5.50%, 9/15/21	United States	345,000	175,950
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	1,000,000	712,500
[d] senior note, 144A, 11.50%, 1/15/21	United States	300,000	338,250
CGG SA, senior note, 6.875%, 1/15/22	France	1,200,000	528,000
[e,f] CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	2,001,600	900,720
[d] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%,
6/30/24	United States	700,000	719,691
[d] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22 .	United States	1,497,000	1,276,192
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	800,000	608,000

|2

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	500,000	$439,375
senior note, 8.00%, 4/01/23	United States	700,000	623,000
[d] Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., senior
note, 144A, 6.25%, 4/01/23	United States	1,500,000	1,387,500
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	400,000	330,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20.	United States	2,100,000	2,236,500
[e] Energy XXI Gulf Coast Inc.,
senior note, 7.50%, 12/15/21	United States	600,000	69,000
[d] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	500,000	202,500
[d] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,000,000	611,250
[e] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,000,000	110,000
[d] Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	1,100,000	970,750
[e] Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	100,000	23,000
senior note, 8.875%, 5/15/21	United States	1,000,000	205,000
[d] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	650,000	347,750
[d,e] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A,
12.00%, 12/15/20	United States	1,500,000	521,250
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	900,000	837,000
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	700,000	700,000
[e] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	800,000	12,000
[d] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	800,000	228,000
[d,e] Peabody Energy Corp., secured note, second lien, 144A, 10.00%, 3/15/22	United States	2,500,000	337,500
[e] Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	300,000	117,000
QEP Resources Inc., senior bond, 5.25%, 5/01/23	United States	500,000	462,500
Regency Energy Partners LP/Regency Energy Finance Corp.,
senior note, 5.875%, 3/01/22	United States	200,000	212,639
senior note, 5.00%, 10/01/22	United States	500,000	513,774
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	United States	2,000,000	2,030,000
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	900,000	767,250
senior note, 6.125%, 1/15/23	United States	300,000	233,250
[d,e] Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22	United States	1,000,000	235,000
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	400,000	378,600
senior note, 7.75%, 6/15/21	United States	1,000,000	977,500
senior note, 4.50%, 4/15/22	United States	400,000	345,000
WPX Energy Inc., senior note, 7.50%, 8/01/20	United States	1,500,000	1,504,680
			24,136,441
Food, Beverage & Tobacco 1.9%
Constellation Brands Inc.,
senior note, 3.875%, 11/15/19	United States	900,000	950,625
senior note, 4.75%, 12/01/25	United States	200,000	211,750
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	700,000	732,375
[d] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	300,000	300,000
[d] JBS USA LLC/Finance Inc., senior note, 144A, 8.25%, 2/01/20	United States	2,000,000	2,080,000
Post Holdings Inc.,
senior note, 7.375%, 2/15/22	United States	1,000,000	1,055,000
[d] senior note, 144A, 6.75%, 12/01/21	United States	600,000	636,000
[d] senior note, 144A, 6.00%, 12/15/22	United States	100,000	102,875

|3

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
Post Holdings Inc., (continued)
[d] senior note, 144A, 7.75%, 3/15/24	United States	300,000	$330,375
			6,399,000
Health Care Equipment & Services 3.2%
[d] Acadia Healthcare Co. Inc., senior note, 144A, 6.50%, 3/01/24	United States	400,000	407,000
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	300,000	300,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,100,000	1,079,375
senior secured note, first lien, 5.125%, 8/15/18	United States	181,000	184,394
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	1,000,000	1,012,975
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000	1,603,125
senior note, 7.50%, 2/15/22	United States	1,000,000	1,139,500
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000	1,090,000
senior secured note, first lien, 4.25%, 10/15/19	United States	200,000	209,000
[d] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	300,000	315,750
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	500,000	530,000
senior note, 5.00%, 3/01/19	United States	1,000,000	972,500
senior note, 5.50%, 3/01/19	United States	900,000	891,000
[g] senior note, FRN, 4.153%, 6/15/20	United States	500,000	496,250
[d] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	700,000	752,500
			10,983,369
Materials 7.1%
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	300,000	306,375
senior note, 144A, 7.00%, 11/15/20	Luxembourg	88,235	86,912
[g] senior secured note, 144A, FRN, 3.653%, 12/15/19.	Luxembourg	700,000	704,375
[d] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,000,000	830,940
[d] Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	1,000,000	1,160,000
[d] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%,
5/15/21	Australia	1,700,000	1,772,139
[d] Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	500,000	512,600
senior secured bond, 144A, 7.75%, 4/16/26	Mexico	400,000	420,960
The Chemours Co., senior note, 6.625%, 5/15/23	United States	2,000,000	1,710,000
[d] CVR Partners LP/CVR Nitrogen Finance Corp., 144A, 9.25%, 6/15/23	United States	1,000,000	1,021,250
[d] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	800,000	804,000
[d] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	1,261,000	1,059,240
senior note, 144A, 7.00%, 2/15/21	Canada	1,261,000	1,019,834
[d] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%,
3/01/22	Australia	1,200,000	1,332,000
[d] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	2,000,000	1,960,000
Novelis Inc., senior note, 8.375%, 12/15/17	Canada	500,000	511,562
[d] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	900,000	904,500
senior note, 144A, 5.875%, 8/15/23	United States	400,000	420,918
[d] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	300,000	303,000
senior note, 144A, 6.50%, 2/01/22	United States	1,000,000	885,000

|4

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[d] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	600,000	$489,000
[d] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 144A, 5.125%, 7/15/23	United States	400,000	405,500
senior note, 144A, 8.25%, 2/15/21	United States	1,000,000	1,046,300
senior note, 144A, 7.00%, 7/15/24	United States	100,000	103,138
[g] senior secured note, first lien, 144A, FRN, 4.127%, 7/15/21	United States	400,000	402,000
[d] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	500,000	515,625
senior bond, 144A, 5.50%, 9/15/25	United States	600,000	626,250
Steel Dynamics Inc., senior note, 5.125%, 10/01/21	United States	1,500,000	1,539,375
[d] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A,
8.50%, 4/15/22	United States	1,200,000	1,276,500
[e] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19 .	United States	270,000	46,575
			24,175,868
Media 5.4%
[d] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,000,000	1,002,500
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,000,000	993,625
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	1,000,000	1,057,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	2,000,000	2,057,500
[d] senior note, 144A, 5.125%, 5/01/23	United States	500,000	506,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	703,500
senior sub. note, 7.625%, 3/15/20	United States	800,000	765,200
CSC Holdings LLC,
senior note, 6.75%, 11/15/21	United States	1,500,000	1,533,750
senior note, 5.25%, 6/01/24	United States	500,000	455,000
Gannett Co. Inc.,
senior note, 5.125%, 10/15/19	United States	1,200,000	1,237,500
senior note, 5.125%, 7/15/20	United States	500,000	516,875
iHeartCommunications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,900,000	1,346,625
[d] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	600,000	534,000
[d] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	1,000,000	1,036,250
senior bond, 144A, 5.375%, 4/15/25	United States	1,000,000	998,125
[d] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25.	United Kingdom	1,100,000	1,084,875
senior secured bond, first lien, 144A, 5.50%, 8/15/26.	United Kingdom	400,000	390,000
[d] WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	2,000,000	2,052,500
			18,271,575
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
[d] Concordia International Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	857,500
[d] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	872,500
senior note, 144A, 6.00%, 7/15/23	United States	500,000	442,500
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	600,000	613,500
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,200,000	1,116,000
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23	United States	1,200,000	1,230,000

|5

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[d] Valeant Pharmaceuticals International Inc.,
senior note, 144A, 5.375%, 3/15/20	United States	500,000	$429,688
senior note, 144A, 5.625%, 12/01/21	United States	500,000	415,000
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,500,000	1,297,500
			7,274,188
Real Estate 0.8%
Equinix Inc.,
senior bond, 5.875%, 1/15/26	United States	300,000	313,500
senior note, 4.875%, 4/01/20	United States	1,500,000	1,563,750
MPT Operating Partnership LP/MPT Finance Corp., senior note, 6.375%,
3/01/24	United States	700,000	749,000
			2,626,250
Retailing 1.1%
[d] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	1,000,000	1,031,250
[d] Dollar Tree Inc., senior note, 144A, 5.25%, 3/01/20.	United States	400,000	414,000
Netflix Inc., senior note, 5.50%, 2/15/22.	United States	2,000,000	2,095,000
			3,540,250
Semiconductors & Semiconductor Equipment 0.4%
[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	600,000	663,000
[d] Qorvo Inc., senior note, 144A, 6.75%, 12/01/23	United States	700,000	729,750
			1,392,750
Software & Services 1.5%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,000,000	1,510,000
[d] First Data Corp.,
secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,710,625
senior note, 144A, 7.00%, 12/01/23	United States	500,000	509,375
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,500,000	1,424,070
			5,154,070
Technology Hardware & Equipment 1.3%
[d] Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	1,000,000	845,000
[d] CommScope Inc., senior secured note, 144A, 4.375%, 6/15/20	United States	1,000,000	1,032,500
[d] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	400,000	410,312
senior secured bond, first lien, 144A, 5.45%, 6/15/23.	United States	300,000	311,517
senior secured bond, first lien, 144A, 6.02%, 6/15/26.	United States	200,000	207,881
[d] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	1,600,000	1,716,000
			4,523,210
Telecommunication Services 4.6%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	1,000,000	986,250
senior bond, 5.625%, 4/01/25	United States	1,400,000	1,251,250
[d] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20.	Bermuda	1,200,000	1,005,696
[d] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	602,875
Intelsat Jackson Holdings SA,
senior note, 7.25%, 4/01/19	Luxembourg	1,500,000	1,102,500
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000	717,500

|6

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[d] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	1,500,000	$1,545,675
Sprint Communications Inc.,
senior note, 8.375%, 8/15/17	United States	500,000	515,000
[d] senior note, 144A, 9.00%, 11/15/18	United States	1,500,000	1,603,125
[d] senior note, 144A, 7.00%, 3/01/20	United States	600,000	631,194
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	238,875
senior note, 7.25%, 9/15/21	United States	500,000	428,750
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	528,125
senior note, 6.542%, 4/28/20	United States	900,000	928,134
senior note, 6.125%, 1/15/22	United States	1,000,000	1,052,500
[d] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	2,000,000	1,906,010
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	492,500
			15,535,959
Transportation 0.4%
[d] Florida East Coast Holdings Corp., secured note, first lien, 144A, 6.75%,
5/01/19	United States	1,000,000	1,000,000
[d] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	Sweden	500,000	412,500
			1,412,500
Utilities 2.1%
Calpine Corp.,
senior note, 5.375%, 1/15/23	United States	1,500,000	1,470,000
[d] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	296,000	313,760
[d] senior secured note, first lien, 144A, 6.00%, 1/15/22	United States	100,000	105,250
Dynegy Inc., senior note, 6.75%, 11/01/19	United States	2,000,000	2,015,000
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,500,000	1,068,750
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	700,000	700,000
Talen Energy Supply LLC, senior bond, 6.50%, 6/01/25.	United States	1,000,000	835,000
[d,e] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric
Holdings Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20 .	United States	2,000,000	685,000
			7,192,760
Total Corporate Bonds (Cost $189,163,822)			174,039,090

Senior Floating Rate Interests 47.4%
Automobiles & Components 0.9%
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	2,962,612	2,910,767
Capital Goods 2.9%
[h] Abacus Innovations Corp., B Term Loan, 5.25%, 8/31/23	United States	434,013	434,284
Alfred Fueling Systems Inc. (Wayne Fueling), First Lien Initial Term Loan,
4.75%, 6/18/21	United States	972,752	975,184
Delos Finance S.A.R.L. (ILFC), Loans, 3.50%, 3/06/21	United States	2,500,000	2,500,000
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	3,318,081	3,146,646
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	1,965,000	1,434,450
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	1,274,716	1,285,870
			9,776,434
Consumer Services 4.5%
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	1,960,000	1,898,139
Aristocrat Technologies Inc., First Lien Initial Term Loan, 4.75%, 10/20/21.	United States	1,344,882	1,349,399
Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3.25%, 3/15/22	United States	1,595,876	1,599,866

|7

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Senior Floating Rate Interests (continued)
Consumer Services (continued)
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%,
10/11/20	United States	1,934,888	$1,857,493
[b] Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	1,928,045	1,913,584
[h] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum
Brands), Term B Loans, 5.25%, 6/16/23.	United States	1,742,698	1,748,690
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20	United States	2,927,444	2,896,035
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	1,915,825	1,911,035
			15,174,241
Diversified Financials 0.2%
Guggenheim Partners Investment Management Holdings LLC, Initial Term
Loan, 4.25%, 7/22/20	United States	856,862	856,995
Energy 1.1%
[h] OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19.	United States	2,210,347	2,141,273
Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	3,040,253	1,299,708
[e] Samson Investment Co., Second Lien Tranche I Term Loan, 6.50%, 9/25/18	United States	2,000,000	160,000
			3,600,981
Food, Beverage & Tobacco 1.0%
B&G Foods Inc., Tranche B Term Loan, 3.75%, 11/02/22.	United States	562,374	564,483
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	2,668,041	2,676,141
			3,240,624
Health Care Equipment & Services 3.7%
Amsurg Corp., Initial Term Loan, 3.50%, 7/16/21	United States	2,940,000	2,940,000
Community Health Systems Inc., 2019 Term G Loan, 3.75%, 12/31/19	United States	3,851,504	3,753,710
Cotiviti Corp., Initial Term Loan, 4.50%, 5/14/21	United States	1,960,000	1,958,163
DaVita HealthCare Partners Inc., Tranche B Term Loan, 3.50%, 6/24/21	United States	2,860,815	2,870,053
[h] Mallinckrodt International Finance SA, Initial Term Loan B, 3.25%, 3/19/21	Luxembourg	998,214	988,232
Team Health Inc., Tranche B Term Loan, 3.75%, 11/23/22	United States	230,895	231,020
			12,741,178
Household & Personal Products 1.5%
Spectrum Brands Inc., Initial Term Loans, 3.50%, 6/23/22	United States	2,637,121	2,641,860
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	2,434,585	2,439,150
			5,081,010
Materials 4.6%
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term,
3.75%, 2/01/20	United States	1,630,580	1,631,090
The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,842,171	3,720,501
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	1,564,527	1,554,749
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	2,585,700	2,480,656
Ineos U.S. Finance LLC, 2018 Dollar Term Loans, 3.75%, 5/04/18	United States	1,638,574	1,626,899
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	2,026,026	2,011,591
OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	1,797,380	1,797,379
Oxbow Carbon LLC, Tranche B Term Loan, 4.25%, 7/19/19	United States	876,378	870,901
			15,693,766
Media 4.7%
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22.	United States	3,970,517	3,986,399
Gray Television Inc., Initial Term Loan, 3.938%, 6/13/21	United States	2,646,830	2,650,138
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	1,849,940	1,851,481
Regal Cinemas Corp., Term Loan, 3.50%, 4/01/22	United States	3,041,396	3,044,438
Sinclair Television Group Inc., Incremental Term Loan B-1, 3.50%, 7/31/21	United States	2,016,233	2,013,712

|8

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Senior Floating Rate Interests (continued)
Media (continued)
Virgin Media Bristol LLC, F Facility, 3.649%, 6/30/23	United States	2,622,815	$2,560,993
			16,107,161
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental
Term B Loans, 3.75%, 9/25/22	United States	3,036,961	2,995,473
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.46%,
2/27/21	United States	2,967,133	2,970,169
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 4.75%, 12/11/19	United States	1,076,264	1,048,012
Series D-2 Tranche B Term Loan, 4.50%, 2/13/19	United States	1,592,666	1,550,859
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22	United States	2,273,344	2,213,984
			10,778,497
Retailing 3.8%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,979,250	3,802,671
Dollar Tree Inc., Term B-1 Loans, 3.50%, 3/09/22	United States	2,116,187	2,118,454
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	2,830,110	2,486,959
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	1,773,543	1,705,558
PetSmart Inc., Term Loans, 4.25%, 3/10/22	United States	2,967,916	2,960,665
			13,074,307
Semiconductors & Semiconductor Equipment 2.7%
Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 4.25%,
2/01/23	United States	2,992,500	2,996,034
MACOM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21 .	United States	1,636,600	1,644,783
[h] MKS Instruments Inc., Tranche B-1 Term Loans, 4.25%, 4/29/23	United States	553,208	554,476
NXP BV/NXP Funding LLC, Tranche B Loan, 3.75%, 12/07/20	United States	1,598,455	1,603,700
ON Semiconductor Corp., Closing Date Term Loans, 5.25%, 3/31/23	United States	2,500,000	2,517,410
			9,316,403
Software & Services 2.2%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20.	United States	2,841,995	2,539,147
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	4,070,403	3,874,514
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%,
3/29/19	United States	1,223,768	1,101,391
			7,515,052
Technology Hardware & Equipment 2.1%
Ciena Corp., Term Loan, 3.75%, 7/15/19	United States	2,936,286	2,923,440
CommScope Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	United States	2,031,911	2,036,037
Western Digital Corp., U.S. Term B Loan, 6.25%, 4/29/23	United States	2,173,108	2,185,332
			7,144,809
Telecommunication Services 2.0%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	4,010,931	3,644,933
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	1,453,620	1,448,169
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	1,793,564	1,788,521
			6,881,623
Transportation 3.5%
Air Canada, Term Loan, 4.00%, 9/26/19	Canada	1,451,214	1,452,575
American Airlines Inc., Class B Term Loans, 3.50%, 4/28/23	United States	2,001,025	1,983,766
Flying Fortress Inc. (ILFC), New Loan, 3.50%, 4/30/20	United States	1,629,859	1,629,859
[h] The Hertz Corp., Tranche B-1 Term Loan, 5.25%, 6/17/23	United States	1,577,933	1,580,646
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	2,710,663	2,365,054

|9

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*			Value

Senior Floating Rate Interests (continued)
Transportation (continued)
U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	2,939,394			$2,935,720
					11,947,620
Utilities 2.8%
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	184,901			183,052
Term B Loans, 6.375%, 8/13/19	Australia	2,781,803			2,753,985
Calpine Corp., Term Loan (B5), 3.50%, 5/27/22	United States	2,585,088			2,560,853
[h] EFS Cogen Holdings I LLC (Linden), Term Loan B Advance, 6.75%, 6/28/23	United States	434,450			435,536
[h] NRG Energy Inc., Term Loans, 5.25%, 6/20/23	United States	3,484,322			3,458,189
					9,391,615
Total Senior Floating Rate Interests (Cost $167,005,725)					161,233,083

Foreign Government and Agency Securities 1.0%
Government of Malaysia,
senior note, 3.172%, 7/15/16	Malaysia	1,100,000		MYR	273,185
senior note, 3.394%, 3/15/17	Malaysia	1,600,000		MYR	399,203
senior note, 4.012%, 9/15/17	Malaysia	4,000,000		MYR	1,007,027
Government of Mexico, 7.75%, 12/14/17	Mexico	320,000	[i]	MXN	1,833,148
Total Foreign Government and Agency Securities
(Cost $3,627,195)					3,512,563

Asset-Backed Securities and Commercial Mortgage-
Backed Securities 12.1%
Banks 5.5%
[j] Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,610,000			1,570,934
[g] Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.977%,
6/25/34	United States	760,382			755,074
Bear Stearns Commercial Mortgage Securities Trust,
[g] 2006-PW11, AJ, FRN, 5.429%, 3/11/39	United States	1,550,000			1,491,513
2006-PW13, AJ, 5.611%, 9/11/41	United States	1,330,000			1,330,887
[g] CD Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48	United States	1,300,000			781,105
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49.	United States	794,000			710,682
[g] 2007-C6, AM, FRN, 5.712%, 12/10/49	United States	1,520,000			1,526,989
2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000			1,600,025
Commercial Mortgage Trust, 2007-GG9, AM, 5.475%, 3/10/39	United States	1,430,000			1,454,168
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000			1,528,294
[g] Greenwich Capital Commercial Funding Corp., 2006-GG7, AJ, FRN, 5.773%,
7/10/38	United States	1,290,000			1,192,289
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	380,000			370,914
[g,j] 2006-LDP7, AJ, FRN, 6.184%, 4/17/45	United States	757,000			570,244
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%,
10/15/48	United States	1,410,000			1,493,639
[g] Merrill Lynch Mortgage Investors Trust,
[j] 2003-OPT1, B2, FRN, 4.578%, 7/25/34	United States	33,301			3,817
2005-A6, 2A3, FRN, 0.833%, 8/25/35	United States	388,083			374,209
[g] Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 5.403%,
10/25/33	United States	350,442			261,133
[g] Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.421%, 3/12/44	United States	43,556			43,501
2007-IQ16, AMA, FRN, 6.049%, 12/12/49	United States	645,000			673,747

|10

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-
Backed Securities (continued)
Banks (continued)
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000	$595,978
Wells Fargo Mortgage Backed Securities Trust,
[g] 2004-W, A9, FRN, 2.757%, 11/25/34	United States	345,682	350,206
2007-3, 3A1, 5.50%, 4/25/22	United States	119,040	122,033
			18,801,381
Diversified Financials 6.6%
[g] Argent Securities Inc., 2003-W5, M4, FRN, 6.078%, 10/25/33	United States	414,240	413,739
[d,g] Atrium X, 10A, C, 144A, FRN, 3.233%, 7/16/25	United States	920,000	884,341
[d,g] Atrium XI, 11A, C, 144A, FRN, 3.838%, 10/23/25	Cayman Islands	910,000	904,231
[d,g] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.896%, 5/26/35.	United States	1,600,000	1,501,816
[d,g] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.234%, 1/27/25	United States	750,000	715,642
[d,g] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.996%, 3/11/21	United States	457,000	430,256
[d,g] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.637%, 1/30/25	United States	392,157	382,459
[g] Chase Funding Trust, 2004-2, 2A2, FRN, 0.953%, 2/26/35	United States	456,519	401,734
[d,g] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.036%, 7/26/21	United States	640,000	632,237
[d,g] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.758%, 10/20/43	United States	14,190	14,159
[d,g] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 2.734%, 7/20/26.	United States	1,230,000	1,227,712
2015-2A, C, 144A, FRN, 3.484%, 7/20/26	United States	190,000	185,814
[d,g] Eaton Vance CDO Ltd.,
2014-1A, A, 144A, FRN, 2.078%, 7/15/26	United States	1,000,000	993,570
2014-1A, B, 144A, FRN, 2.678%, 7/15/26.	United States	400,000	393,900
2014-1A, C, 144A, FRN, 3.628%, 7/15/26	United States	170,000	164,531
[g] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.653%, 2/25/24	United States	2,300,000	2,332,306
2014-DN4, M2, FRN, 2.853%, 10/25/24	United States	1,585,013	1,596,460
2014-HQ2, M2, FRN, 2.653%, 9/25/24.	United States	900,000	901,113
2015-DN1, M2, FRN, 2.853%, 1/25/25	United States	2,300,000	2,319,433
2015-HQ1, M2, FRN, 2.653%, 3/25/25.	United States	900,000	904,248
[g] Impac Secured Assets Trust, 2007-2, FRN, 0.703%, 4/25/37	United States	393,242	366,590
[d,g] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.896%, 3/17/32	United States	866,386	867,860
[g] MortgageIT Trust, 2004-1, A2, FRN, 1.353%, 11/25/34	United States	470,756	446,762
[g] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.763%,
11/25/35	United States	668,790	628,093
[g,j] Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.403%, 11/25/33	United States	193,598	118,577
[g] Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 5.328%,
4/25/33	United States	13,987	7,510
[g] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.946%, 2/25/35	United States	450,480	431,423
[g] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.537%, 4/25/45	United States	887,754	889,974
[d,g] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.528%, 4/15/24.	United States	180,000	176,526
2013-2A, B, 144A, FRN, 3.318%, 4/25/25.	United States	1,000,000	964,280
[d,g] Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.862%, 8/01/22.	United States	230,039	227,978
			22,425,274
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $41,835,856)			41,226,655

Mortgage-Backed Securities 28.7%
[g] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 3.202%, 5/01/34	United States	170,400	179,860

|11

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.8%
FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	771,277	$830,811
FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	15,883	16,704
[k] FHLMC Gold 30 Year, 3.00%, 7/01/46	United States	8,000,000	8,292,084
FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	64,488	68,063
[k] FHLMC Gold 30 Year, 3.50%, 7/01/46	United States	9,930,000	10,469,788
FHLMC Gold 30 Year, 4.00%, 9/01/45 - 12/01/45	United States	1,469,428	1,574,927
[k] FHLMC Gold 30 Year, 4.00%, 7/01/46	United States	12,385,000	13,255,923
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	United States	854,472	980,495
FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	473,330	555,122
FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	132,814	150,472
FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	20,786	22,636
FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	404,900	516,775
			36,733,800
[g] Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 2.29% - 2.475%, 6/01/32 - 7/01/34.	United States	659,824	687,142
Federal National Mortgage Association (FNMA) Fixed Rate 13.6%
FNMA 15 Year, 3.00%, 8/01/27.	United States	17,775	18,676
FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	67,668	71,769
[k] FNMA 15 Year, 3.50%, 7/01/31.	United States	410,000	434,432
FNMA 15 Year, 5.50%, 7/01/20.	United States	274,356	289,165
FNMA 15 Year, 6.00%, 6/01/17.	United States	1	1
FNMA 15 Year, 6.50%, 7/01/20.	United States	1,131	1,156
[k] FNMA 30 Year, 3.00%, 7/01/46.	United States	8,000,000	8,302,500
FNMA 30 Year, 3.50%, 1/01/45 - 12/01/45	United States	2,379,467	2,512,510
[k] FNMA 30 Year, 3.50%, 7/01/46.	United States	8,425,000	8,888,704
FNMA 30 Year, 4.00%, 12/01/45	United States	1,572,372	1,687,144
FNMA 30 Year, 4.00%, 11/01/44 - 12/01/45	United States	2,668,412	2,861,787
[k] FNMA 30 Year, 4.00%, 7/01/46.	United States	10,475,000	11,229,732
FNMA 30 Year, 4.50%, 5/01/24 - 8/01/44	United States	567,064	620,181
FNMA 30 Year, 4.50%, 8/01/44.	United States	2,795,072	3,050,767
FNMA 30 Year, 4.50%, 12/01/44	United States	1,620,129	1,768,547
[k] FNMA 30 Year, 4.50%, 7/01/46.	United States	875,000	955,203
FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	652,682	726,066
FNMA 30 Year, 5.50%, 6/01/37.	United States	679,947	765,469
FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	1,346,020	1,544,154
FNMA 30 Year, 6.50%, 8/01/32.	United States	168,218	198,808
FNMA 30 Year, 7.00%, 9/01/18.	United States	22,300	23,092
FNMA 30 Year, 8.00%, 10/01/29	United States	34,691	35,939
FNMA 30 Year, 8.50%, 8/01/26.	United States	171,055	185,196
			46,170,998
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	472,474	542,208
GNMA II SF 30 Year, 3.50%, 3/20/45 - 12/20/45	United States	1,198,794	1,273,834
[k] GNMA II SF 30 Year, 3.50%, 7/01/46	United States	11,115,000	11,795,794
GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	52,012	60,520
GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	132,964	165,464
			13,837,820
Total Mortgage-Backed Securities
(Cost $96,561,071)			97,609,620

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FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS

	Country	Shares	Value
Litigation Trusts (Cost $—) 0.0%
[a,b] NewPage Corp., Litigation Trust	United States	1,500,000	$—
Total Investments before Short Term Investments
(Cost $498,730,801)			477,748,372

Short Term Investments (Cost $24,126,248) 7.1%
Money Market Funds 7.1%
[a,l] Institutional Fiduciary Trust Money Market Portfolio	United States	24,126,248	24,126,248
Total Investments (Cost $522,857,049) 147.5%			501,874,620
Preferred Shares (26.4)%			(90,000,000)
Other Assets, less Liabilities (21.1)%.			(71,580,944)
Net Assets 100.0%			$340,293,676

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2016, the aggregate value of these securities was $2,040,945, representing 0.6% of net assets.
cPerpetual security with no stated maturity date.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
June 30, 2016, the aggregate value of these securities was $95,206,607, representing 28.0% of net assets.
eDefaulted security or security for which income has been deemed uncollectible.
fAt June 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
gThe coupon rate shown represents the rate at period end.
hA portion or all of the security purchased on a delayed delivery basis.
iPrincipal amount is stated in 100 Mexican Peso Units.
jThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
kA portion or all of the security purchased on a to-be-announced (TBA) basis.
lSee Note 6 regarding investments in affiliated management investment companies.

At June 30, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Sell	1,118,403,750	$9,922,079	8/18/16	$—	$(924,239)
Japanese Yen	HSBK	Sell	60,710,000	544,484	8/18/16	—	(44,283)
Japanese Yen	JPHQ	Sell	154,670,000	1,386,939	8/18/16	—	(113,056)
Total Forward Exchange Contracts						$—	$(1,081,578)
Net unrealized appreciation (depreciation)							$(1,081,578)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

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FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

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FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is

|15

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage. As a result, the mortgage dollar rolls are considered indebtedness or a “senior security” for purposes of the asset coverage requirements under the 1940 Act.

5. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$523,588,902

Unrealized appreciation	$6,603,651
Unrealized depreciation	(28,317,933)
Net unrealized appreciation (depreciation)	$(21,714,282)

|16

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to April 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	18,383,143	31,516,150	(25,773,045)	24,126,248	$24,126,248	$-	$-	0.1%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|17

FRANKLIN LIMITED DURATION INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of June 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Transportation	$—	$—	$127,361	$127,361
Corporate Bonds	—	174,027,090	12,000	174,039,090
Senior Floating Rate Interests	—	161,233,083	—	161,233,083
Foreign Government and Agency Securities	—	3,512,563	—	3,512,563
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	41,222,838	3,817	41,226,655
Mortgage-Backed Securities	—	97,609,620	—	97,609,620
Litigation Trusts	—	—	—[b]	—
Short Term Investments	24,126,248	—	—	24,126,248
Total Investments in Securities	$24,126,248	$477,605,194	$143,178	$501,874,620

Liabilities:
Other Financial Instruments
Forward Exchange Contracts	$—	$1,081,578	$—	$1,081,578

aIncludes common and convertible preferred stocks.
bIncludes securities determined to have no value at June 30, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
DBAB	Deutsche Bank AG	MXN	Mexican Peso	CD	Certificate of Deposit
HSBK	HSBC Bank PLC	MYR	Malaysian Ringgit	CDO	Collateralized Debt Obligation
JPHQ	JPMorgan Chase N.A.			CLO	Collateralized Loan Obligation
				FHLMC	Federal Home Loan Mortgage Corp.
				FRN	Floating Rate Note
				SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|18

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date: August 25, 2016

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: August 25, 2016